Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2025. For index-linked time charter contracts the calculation was made using the initial charter rates (these amounts do not include any assumed off-hire).

Twelve-month periods ending December 31,	Amount
2026	114,072
2027	24,852
Total	138,924

Contractual Annual Payments Under Shipbuilding Contracts
The following table sets forth the Company’s contractual annual payments to be made subsequent to December 31, 2025 based on commitments to non-cancelable contracts as at December 31, 2025.

Twelve-month periods ending December 31,	Amount
2026	44,996
2027	63,687
2028	42,225
Total	150,908

Office Rental Obligations	The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2025:

Twelve-month periods ending December 31,	Amount
2026	141
2027	141
2028	35
Total	317
Less: discount based on incremental borrowing rate	(103)
Present value of operating lease liability	214

Operating lease liability, current	98
Operating lease liability, non-current	116
Present value of operating lease liability	214